Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities - Schedule of Reconciliation of Loss after Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Loss after Income Tax [Abstract]
Loss after income tax expense for the year	$ (8,010,358)	$ (4,565,754)	$ (237,218)
Depreciation and amortisation	252,524	233,984	217,985
Share-based payments	610,395	610,303	189,499
Net loss (gain) on fair value movement of warrants	4,251,756	330,209	(2,550,563)
Foreign exchange differences	(228,164)	(397,477)	(492,414)
Lease interest	27,052	14,734	10,217
Change in operating assets and liabilities:
Decrease (increase) in trade and other receivables	28,353	(414,838)	(58,053)
Decrease (increase) in inventories	41,897	(365,039)	(213,478)
Increase in trade and other payables	(186,365)	327,053	257,471
Increase (decrease) in employee benefits	(1,547)	63,812	(455,339)
Increase (decrease) in Government liabilities	7,908	426	378
Net cash used in operating activities	$ (3,206,549)	$ (4,162,587)	$ (3,331,256)